Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Other Comprehensive Income
Net income for the year	R$ 8,928,258	R$ 4,608,790	R$ 4,085,242
Other comprehensive income (losses) that may be reclassified into income (losses) in subsequent periods	8,309	9,644	(14,062)
Gains (losses) on derivative financial instruments	(2,450)	(2,417)	4,803
Taxes	832	822	(1,633)
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	9,927	11,239	(17,232)
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	(63,151)	(113,588)	(156,211)
Unrealized gains ( losses) on financial assets at fair value through other comprehensive income	(625)	338	83
Actuarial losses and limitation effect of the assets of surplus plan	(93,491)	(171,296)	(236,767)
Taxes	30,965	57,370	80,473
Other comprehensive losses	(54,842)	(103,944)	(170,273)
Total comprehensive income for the year	R$ 8,873,416	R$ 4,504,846	R$ 3,914,969